Trade and Notes Payable (Tables)	9 Months Ended
Sep. 30, 2022
Trade and Notes Payable
Schedule of trade and notes payable

	As of
	December 31, 2021	September 30, 2022
Trade payable for raw materials	7,089,370	9,417,573
Notes payable	2,286,680	6,102,648
Total	9,376,050	15,520,221

Schedule of aging analysis of trade and notes payable

	As of
	December 31, 2021	September 30, 2022
Within 3 months	7,539,833	14,790,078
Between 3 months and 6 months	1,639,286	619,430
Between 6 months and 1 year	161,913	49,608
More than 1 year	35,018	61,105
Total	9,376,050	15,520,221